UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549


                                   FORM 13F


                             FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  03/31/2011


Check here if Amendment 	    [ ]; Amendment Number:  ____

This Amendment (Check only one):  [ ] is a restatement.

                                  [ ] adds new holdings entries.



Institutional Investment Manager Filing this Report:



Name:     Kitzinger Lautmann Capital Management Inc.

Address:  330 E Kilbourn Avenue
	    Suite 1180
          Milwaukee WI  53202



Form 13F File Number:



The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true,

correct and complete, and that it is understood that all required items,

statements, schedules, lists, and tables, are considered integral parts of this form.



Person Signing this Report on Behalf of Reporting Manager:



Name:   Tracey S. Campbell

Title:  Operations Manager

Phone:  414.765.1295



Signature, Place, and Date of Signing:



/Tracey S Campbell/	             Milwaukee, WI          05/11/2011

-------------------------------      --------------------   -----------------

[Signature]                          [City, State]                [Date]



Report type (Check only one):



[X]  13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)



[ ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).



[ ]  13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).


                           FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  59

Form 13F Information Table Value Total:  295147

List of Other Included Managers:0


Provide a numbered list of the names(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed,

other than the manager filing this report.

     No.     Form 13F File Number         Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     Com              88579y101     8847    94620 SH       Sole                                      94620
AT&T Inc.                      Com              00206R102      266     8697 SH       Sole                                       8697
ATSI Communications            Com              00209G202        1    15625 SH       Sole                                      15625
Accenture Ltd Bermuda CL A     Com              G1151C101     9126   166025 SH       Sole                                     166025
Agnico-Eagle Mines Ltd.        Com              008474108      663    10000 SH       Sole                                      10000
Anadarko Petroleum Corp.       Com              032511107      369     4500 SH       Sole                                       4500
Anthracite Capital Inc.        Com              037023108        0    30770 SH       Sole                                      30770
Arrow Electronics Inc.         Com              042735100    14335   342290 SH       Sole                                     342290
Associated Banc Corp.          Com              045487105     5617   378219 SH       Sole                                     378219
Bank of America                Com              060505104     6623   496818 SH       Sole                                     496818
Berkley W R Corp.              Com              084423102     1030    31968 SH       Sole                                      31968
Boeing Co.                     Com              097023105      207     2800 SH       Sole                                       2800
Boston Scientific Corp.        Com              101137107     5737   797905 SH       Sole                                     797905
Cambrex                        Com              132011107     5224   949851 SH       Sole                                     949851
Charles Schwab Corp.           Com              808513105     9665   536050 SH       Sole                                     536050
Cisco Systems                  Com              17275r102     9835   573445 SH       Sole                                     573445
Citigroup Inc.                 Com              172967101       74    16774 SH       Sole                                      16774
Coastal South Bankshares       Com              190545103      178    11850 SH       Sole                                      11850
Crosstex Energy Inc.           Com              22765y104      273    27460 SH       Sole                                      27460
Cumulus Media Inc.             Com              231082108       47    10850 SH       Sole                                      10850
Cytec Industries Inc.          Com              232820100     8047   148000 SH       Sole                                     148000
Eli Lilly & Co.                Com              532457108      215     6100 SH       Sole                                       6100
Emerson Electric Co.           Com              291011104      414     7088 SH       Sole                                       7088
Exxon Mobil Corp.              Com              30231g102     1793    21312 SH       Sole                                      21312
Fastenal Company               Com              311900104      415     6400 SH       Sole                                       6400
Female Health Care Products    Com              314462102      100    20000 SH       Sole                                      20000
Fiserv Inc.                    Com              337738108      380     6051 SH       Sole                                       6051
Frontier Oil Corp.             Com              35914p105      235     8000 SH       Sole                                       8000
General Electric Co.           Com              369604103    16066   801276 SH       Sole                                     801276
Hanesbrands Inc.               Com              410345102    12395   458400 SH       Sole                                     458400
IBM                            Com              459200101      730     4478 SH       Sole                                       4478
Intel Corp.                    Com              458140100    10703   530399 SH       Sole                                     530399
Interpublic Group Companies    Com              460690100    13430  1068424 SH       Sole                                    1068424
Johnson & Johnson              Com              478160104     9825   165818 SH       Sole                                     165818
Johnson Controls Inc.          Com              478366107      537    12908 SH       Sole                                      12908
Journal Comm. CL'A             Com              481130102     1168   194615 SH       Sole                                     194615
Kimberly-Clark Corporation     Com              494368103      252     3861 SH       Sole                                       3861
Kohls Corp.                    Com              500255104    11595   218600 SH       Sole                                     218600
Kraft Foods Inc.               Com              50075n104     9564   304973 SH       Sole                                     304973
MGIC Investment Corp.          Com              552848103     1243   139780 SH       Sole                                     139780
McDonalds Corp.                Com              580135101      639     8402 SH       Sole                                       8402
Medtronic Inc.                 Com              585055106    10969   278748 SH       Sole                                     278748
Microsoft Corp.                Com              594918104     8613   339209 SH       Sole                                     339209
Molex Inc. Cl'A                Com              608554200    13091   632725 SH       Sole                                     632725
National Financial Partners Co Com              63607p208      202    13680 SH       Sole                                      13680
Nexity Financial Corp.         Com              65333r200        0    56001 SH       Sole                                      56001
Orion Energy System Inc.       Com              686275108      170    42240 SH       Sole                                      42240
Owens-Illinois Inc.            Com              690768403     8482   280950 SH       Sole                                     280950
Pfizer Inc.                    Com              717081103      565    27827 SH       Sole                                      27827
Procter & Gamble Co.           Com              742718109     8614   139836 SH       Sole                                     139836
Range Resources Corp.          Com              75281a109     9124   156075 SH       Sole                                     156075
Schlumberger Ltd.              Com              806857108      686     7352 SH       Sole                                       7352
Sealed Air Corp.               Com              81211k100    10545   395536 SH       Sole                                     395536
Smart Balance Inc.             Com              83169y108      101    22000 SH       Sole                                      22000
Time Warner Inc.               Com              887317303     8335   233483 SH       Sole                                     233483
US Bancorp                     Com              902973304    14789   559555 SH       Sole                                     559555
Union Pacific Corp.            Com              907818108      983    10000 SH       Sole                                      10000
United Parcel Service Cl'B     Com              911312106     8453   113735 SH       Sole                                     113735
Wells Fargo & Co.              Com              949746101    13565   427793 SH       Sole                                     427793